Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of revenue by type, collaboration partner, and product under agreements.
The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue by type:
Royalties	$966	$789	$1,708	$1,378
Net product sales	145	101	261	176
Reimbursement revenue	12	13	20	36
Milestone revenue	10	1	26	13
Collaboration revenue	22	21	36	37
Total	$1,155	$925	$2,051	$1,640

Revenue by collaboration partner:
J&J	$783	$656	$1,375	$1,137
Roche	31	21	57	46
Novartis	144	109	261	200
BioNTech	4	11	4	30
Pfizer	23	22	39	41
Other**	25	5	54	10
Total*	$1,010	$824	$1,790	$1,464

Royalties by product:
DARZALEX	$744	$638	$1,306	$1,088
Kesimpta	143	108	259	198
TEPEZZA	31	20	57	45
Other**	48	23	86	47
Total	$966	$789	$1,708	$1,378
*Excludes Genmab’s Net product sales
**Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY, TEPKINLY and BIZENGRI as well as milestones from collaboration partners